Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Stock [Member] Reverse Recapitalization [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Reverse Recapitalization [Member]	Retained Earnings [Member]	Retained Earnings [Member] Reverse Recapitalization [Member]	Total	Reverse Recapitalization [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Reverse Recapitalization [Member]	Series B Preferred Stock [Member] Preferred Stock [Member] Reverse Recapitalization [Member]
Balance at Dec. 31, 2021	$ 145	$ 1,198				$ (14,229,052)		$ (14,227,709)
Balance, shares at Dec. 31, 2021	1,450,000	11,983,333
Accretion of carrying value to redemption value						(4,964,000)		(4,964,000)
Net Income (loss)						4,408,361		4,408,361
Balance at Dec. 31, 2022	$ 145	$ 1,198	$ 12,000		$ 5,216,840	(14,784,691)	$ (39,180,057)	(14,783,348)	$ (33,951,217)
Balance, shares at Dec. 31, 2022	1,450,000	11,983,333	119,999,989
Net Income (loss)							(30,756,144)	(30,756,144)	(30,756,144)
Balance at Mar. 31, 2023			$ 12,000		5,216,840		(69,936,201)		(64,707,361)
Balance, shares at Mar. 31, 2023			119,999,989
Balance at Dec. 31, 2022	$ 145	$ 1,198	$ 12,000		5,216,840	(14,784,691)	(39,180,057)	(14,783,348)	(33,951,217)
Balance, shares at Dec. 31, 2022	1,450,000	11,983,333	119,999,989
Conversion of convertible promissory notes into common stock in connection with merger	$ 1,198	$ (1,198)
Conversion of convertible promissory notes into common stock in connection with merger, shares	11,983,333	(11,983,333)
Proceeds allocated to Class A shares issuable from the note payable				275,306				275,306
Accretion of carrying value to redemption value				(275,306)		(2,526,621)		(2,801,927)
Net Income (loss)						(67,325)		(67,325)
Balance at Dec. 31, 2023	$ 1,343		$ 12,000		5,216,840	$ (17,378,637)	(99,657,737)	(17,377,294)	(94,428,897)
Balance, shares at Dec. 31, 2023	13,433,333		119,999,989
Conversion of convertible promissory notes into common stock in connection with merger			$ 1,034		46,621,593				46,622,627
Conversion of convertible promissory notes into common stock in connection with merger, shares			10,337,419
Net Income (loss)							11,264,842	$ 11,264,842	11,264,842
Issuance of Series A preferred stock									2,799,990	$ 2,799,990
Issuance of Series A preferred stock, shares								164,614,418		500
Nonrefundable prepaid proceeds towards anticipated Series A-1 preferred stock issuance					200,000				200,000
Issuance of Series B preferred stock									3,613,000		$ 3,613,000
Issuance of Series B preferred stock, shares											3,613
Merger, net of redemptions and transaction costs			$ 1,478		(2,885,459)				(2,883,981)
Merger, net of redemptions and transaction costs, shares			14,778,056
Issuance of restricted common stock			$ 1,935		(1,935)
Issuance of restricted common stock, shares			19,348,954
Issuance of common stock for Sponsor advisory service fee			$ 15		676,485				676,500
Issuance of common stock for Sponsor advisory service fee, shares			150,000
Stock-based compensation					26,333,249				26,333,249
Balance at Mar. 31, 2024			$ 16,462		$ 76,160,773		$ (88,392,895)	$ (5,802,670)	$ (5,802,670)	$ 2,799,990	$ 3,613,000
Balance, shares at Mar. 31, 2024			164,614,418							500	3,613